Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	¥ (35,540)	¥ (3,821)	¥ (2,195)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	8,268	8,063	6,838
Deferred income taxes	(1,897)	693	(3,663)
Stock option compensation expense	1,283	861	583
Impairment losses on investment securities		400	2,254
Gain on sale of investment securities	(1,396)	(388)
Impairment charge	13,495
Changes in assets and liabilities, net of effect of acquisition:
Trade receivables	7,891	(1,004)	616
Inventories	2,806	(566)	4,613
Trade accounts payable	1,114	(6,475)	902
Accrued expenses	(1,376)	(4,529)	39
Income taxes payable	(424)	677	(659)
Accrued warranty expenses	(348)	(302)	164
Customer prepayments	(966)	611	(1,815)
Accrued pension and severance costs	998	841	975
Other	2,316	2,724	3,650
Net cash provided by (used in) operating activities	(3,776)	(2,215)	12,302
Cash flows from investing activities:
(Increase) decrease in short-term investments			14,387
Proceeds from sale of available-for-sales securities	2,354	287	10,717
Acquisition of subsidiary, net of cash acquired	(1,273)		(57,145)
Decrease of other investment in equity method investee			620
Proceeds from distribution of equity method investee	135
Proceeds from sale of property, plant and equipment	379	32	89
Purchases of property, plant and equipment	(5,511)	(11,386)	(5,931)
Purchases of intangible assets	(830)	(443)	(329)
Other	35	12	(78)
Net cash provided by (used in) investing activities	(4,711)	(11,498)	(37,670)
Cash flows from financing activities:
Increase (decrease) in short term debt		(25,000)	25,466
Proceeds from issuance of corporate bonds		25,000
Proceeds from issuance of convertible bonds	30,150
Redemption of senior convertible notes of acquired subsidiary			(13,835)
Dividends paid	(3,474)	(3,460)	(1,729)
Other	526	546	(15)
Net cash provided by (used in) financing activities	27,202	(2,914)	9,887
Net effect of exchange rate changes on cash and cash equivalents	4,614	4,077	(1,624)
Net change in cash and cash equivalents	23,329	(12,550)	(17,105)
Cash and cash equivalents at beginning of year	45,668	58,218	75,323
Cash and cash equivalents at end of year	68,997	45,668	58,218
Supplemental data:
Income taxes	2,711	1,519	3,267
Interest	¥ 140	¥ 87	¥ 153